DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)		9 Months Ended
	Mar. 20, 2022	Sep. 30, 2022	Dec. 31, 2021
Entity incorporation, date of incorporation		Apr. 05, 2005
Aggregate shares		25,000	25,000
Conversion of Stock, Shares Converted		10,990,142
Preferred Stock [Member]
Aggregate shares		25,000
T O G I [Member]
Conversion of Stock, Shares Converted		1,000
T O G I [Member] | Preferred Stock [Member]
Conversion of Stock, Shares Converted		25,000
Series A Preferred Stock [Member]
Aggregate shares		25,000
Aggregate liquidation preference	$ 25,000,000
Convertible common stock, per share	$ 0.001
Series A Preferred Stock [Member] | Securities Purchase Agreement [Member]
Aggregate shares	25,000
Preferred stock, stated value	$ 1,000